Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
2. Segment Information
In anticipation of the Separation, in the third quarter of 2016, the Company reorganized its businesses into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other. These changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.
On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as “Brighthouse Financial.” On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. (“Brighthouse”), filed a registration statement on Form 10 (the “Form 10”) with the U.S. Securities and Exchange Commission (“SEC”). The information statement filed as an exhibit to the Form 10, disclosed that MetLife, Inc. intends to include MetLife Insurance Company USA (“MetLife USA”), New England Life Insurance Company (“NELICO”), a wholly-owned subsidiary of Metropolitan Life Insurance Company, First MetLife Investors Insurance Company (“First MetLife”), MetLife Advisers, LLC and certain captive reinsurance companies in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse’s common stock on a pro rata basis to the holders of MetLife, Inc. common stock.
The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service (“IRS”) and an opinion from MetLife’s tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.
U.S.
The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions.

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The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, critical illness, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

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The Retirement and Income Solutions business offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This business also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

MetLife Holdings
The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company in the U.S. These products and businesses include variable life, universal life, term life, whole life, variable annuities, fixed annuities and index-linked annuities. The MetLife Holdings segment also includes the Company’s discontinued long-term care businesses.
Corporate & Other
Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes the Company’s ancillary international operations, the businesses of the Company that MetLife, Inc. plans to separate and include in Brighthouse Financial and interest expense related to the majority of the Company’s outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.
Financial Measures and Segment Accounting Policies
Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is also the Company’s GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company’s performance and facilitates comparisons to industry results.
Operating earnings is defined as operating revenues less operating expenses, both net of income tax.
The financial measures of operating revenues and operating expenses focus on the Company’s primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and divested businesses and certain entities required to be consolidated under GAAP. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses).
The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

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Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”); and

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Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

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Policyholder benefits and claims and policyholder dividends excludes: (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs (“GMIB Costs”) and (iv) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

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Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

•	Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

•	Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other expenses excludes costs related to noncontrolling interests and goodwill impairments.
The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company’s effective tax rate.
Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company’s consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.
Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife’s and the Company’s business.
MetLife’s economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife’s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.
Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.
Net investment income is based upon the actual results of each segment’s specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

	Operating Results
Year Ended December 31, 2015	U.S.	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$17,340	$4,527	$67	$21,934	$—	$21,934
Universal life and investment-type product policy fees	941	1,294	249	2,484	100	2,584
Net investment income	6,037	5,902	94	12,033	(456)	11,577
Other revenues	729	135	672	1,536	—	1,536
Net investment gains (losses)	—	—	—	—	259	259
Net derivative gains (losses)	—	—	—	—	881	881
Total revenues	25,047	11,858	1,082	37,987	784	38,771
Expenses
Policyholder benefits and claims and policyholder dividends	18,384	7,218	125	25,727	64	25,791
Interest credited to policyholder account balances	1,212	933	34	2,179	4	2,183
Capitalization of DAC	(71)	(409)	(2)	(482)	—	(482)
Amortization of DAC and VOBA	59	527	44	630	112	742
Interest expense on debt	5	4	113	122	—	122
Other expenses	2,724	1,825	1,324	5,873	3	5,876
Total expenses	22,313	10,098	1,638	34,049	183	34,232
Provision for income tax expense (benefit)	981	555	37	1,573	209	1,782
Operating earnings	$1,753	$1,205	$(593)	2,365
Adjustments to:
Total revenues				784
Total expenses				(183)
Provision for income tax (expense) benefit				(209)
Income (loss) from continuing operations, net of income tax				$2,757		$2,757

At December 31, 2015	U.S	MetLife Holdings	Corporate & Other	Total
	(In millions)
Total assets	$231,653	$178,734	$39,133	$449,520
Separate account assets	$79,540	$48,478	$7,921	$135,939
Separate account liabilities	$79,540	$48,478	$7,921	$135,939

	Operating Results
Year Ended December 31, 2014	U.S.	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$16,771	$4,523	$90	$21,384	$—	$21,384
Universal life and investment-type product policy fees	907	1,257	248	2,412	54	2,466
Net investment income	5,927	6,105	333	12,365	(472)	11,893
Other revenues	702	407	699	1,808	—	1,808
Net investment gains (losses)	—	—	—	—	143	143
Net derivative gains (losses)	—	—	—	—	1,037	1,037
Total revenues	24,307	12,292	1,370	37,969	762	38,731
Expenses
Policyholder benefits and claims and policyholder dividends	17,825	7,102	123	25,050	45	25,095
Interest credited to policyholder account balances	1,164	966	33	2,163	11	2,174
Capitalization of DAC	(78)	(325)	(21)	(424)	—	(424)
Amortization of DAC and VOBA	54	467	58	579	116	695
Interest expense on debt	12	8	130	150	1	151
Other expenses	2,639	1,709	1,307	5,655	(6)	5,649
Total expenses	21,616	9,927	1,630	33,173	167	33,340
Provision for income tax expense (benefit)	954	762	(394)	1,322	210	1,532
Operating earnings	$1,737	$1,603	$134	3,474
Adjustments to:
Total revenues				762
Total expenses				(167)
Provision for income tax (expense) benefit				(210)
Income (loss) from continuing operations, net of income tax				$3,859		$3,859

At December 31, 2014	U.S.	MetLife Holdings	Corporate & Other	Total
	(In millions)
Total assets	$234,314	$183,508	$40,396	$458,218
Separate account assets	$79,602	$50,905	$8,828	$139,335
Separate account liabilities	$79,602	$50,905	$8,828	$139,335

	Operating Results
Year Ended December 31, 2013	U.S.	MetLife Holdings	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$15,969	$4,450	$56	$20,475	$—	$20,475
Universal life and investment-type product policy fees	899	1,139	258	2,296	67	2,363
Net investment income	5,704	5,936	577	12,217	(432)	11,785
Other revenues	675	306	718	1,699	—	1,699
Net investment gains (losses)	—	—	—	—	48	48
Net derivative gains (losses)	—	—	—	—	(1,070)	(1,070)
Total revenues	23,247	11,831	1,609	36,687	(1,387)	35,300
Expenses
Policyholder benefits and claims and policyholder dividends	17,134	6,967	126	24,227	10	24,237
Interest credited to policyholder account balances	1,240	963	33	2,236	17	2,253
Capitalization of DAC	(75)	(481)	(6)	(562)	—	(562)
Amortization of DAC and VOBA	54	390	47	491	(230)	261
Interest expense on debt	11	7	132	150	3	153
Other expenses	2,486	2,229	1,390	6,105	31	6,136
Total expenses	20,850	10,075	1,722	32,647	(169)	32,478
Provision for income tax expense (benefit)	844	566	(294)	1,116	(435)	681
Operating earnings	$1,553	$1,190	$181	2,924
Adjustments to:
Total revenues				(1,387)
Total expenses				169
Provision for income tax (expense) benefit				435
Income (loss) from continuing operations, net of income tax				$2,141		$2,141
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Life insurance	$13,811	$13,865	$13,482
Accident & health insurance	7,475	7,247	6,873
Annuities	4,548	4,352	4,007
Non-insurance	220	194	175
Total	$26,054	$25,658	$24,537
Substantially all of the Company’s consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.
Revenues derived from one U.S. customer were $2.7 billion, $2.8 billion and $2.5 billion for the years ended December 31, 2015, 2014 and 2013, respectively, which represented 10%, 11% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.